Changes in Capital Accounts, At the Market Offering (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 03, 2023	Feb. 27, 2023	Dec. 09, 2022	Jun. 01, 2022	Mar. 05, 2021
At The Market Offering [Abstract]
Common shares, par value (in dollars per share)	$ 0.01	$ 0.01					$ 0.01
Net proceeds from issuance of common stock	$ 1,788	$ 0	$ 0
Subsequent Event [Member]
At The Market Offering [Abstract]
Common shares, par value (in dollars per share)				$ 0.01
H.C. Wainwright & Co., LLC [Member]
At The Market Offering [Abstract]
Common shares, par value (in dollars per share)								$ 0.01
Shares issued (in shares)	35,128
Net proceeds from issuance of common stock	$ 1,338
Virtu Americas LLC [Member]
At The Market Offering [Abstract]
Common shares, par value (in dollars per share)						$ 0.01
Shares issued (in shares)	140,379
Net proceeds from issuance of common stock	$ 450
Virtu Americas LLC [Member] | Subsequent Event [Member]
At The Market Offering [Abstract]
Common stock that can be sold under ATM					$ 224,817
Maximum [Member] | H.C. Wainwright & Co., LLC [Member]
At The Market Offering [Abstract]
Common stock that can be sold under ATM								$ 5,900
Maximum [Member] | Virtu Americas LLC [Member]
At The Market Offering [Abstract]
Common stock that can be sold under ATM						$ 30,000